Revenue from Contracts with Customers (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
Recognize revenue	$ 9.2
Provisions for contract losses	6.5
Amortized cost of revenue	1.3
Accounts receivables	3.5
Trade receivables	0.9
Unbilled receivables	2.6
Contract liabilities	0.5
Deferred revenue	5.8
Revenue recognized	$ 5.3